Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts Receivable, Net
The following summarizes the components of current and long-term accounts and notes receivable, net:

	As of December 31,
	2015	2014
Current:
Accounts receivable	$497.7	$479.5
Notes receivable	180.4	194.6
Allowance for doubtful accounts	(23.3)	(17.0)
Current accounts and notes receivable, net	$654.8	$657.1
Long-term:
Notes receivable, net	51.3	87.5
Total accounts and notes receivable, net	$706.1	$744.6

Schedule Notes Receivable, Balances Over 90 Days Past Due
The following summarizes the components of total notes receivable, net:

	December 31, 2015	Balances over 90 days past due	December 31, 2014	Balances over 90 days past due
Notes receivable:
Domestic	$62.4	$2.6	$95.3	$7.9
International	169.8	26.6	186.8	12.0
Total notes receivable	232.2	29.2	282.1	19.9

Notes receivable allowance for doubtful accounts:
Domestic	(2.6)	(2.5)	—	—
International	(10.6)	(9.5)	(5.9)	(3.5)
Total notes receivable allowance for doubtful accounts	(13.2)	(12.0)	(5.9)	(3.5)

Notes receivable, net	$219.0	$17.2	$276.2	$16.4

Schedule of Notes Receivable Evaluated for Impairment
The following tables detail our evaluation of notes receivable for impairment as of December 31, 2015 and 2014:

	As of December 31, 2015	Ending Balance Individually Evaluated for Impairment	Ending Balance Collectively Evaluated for Impairment
Notes receivable:
Domestic	$62.4	$20.7	$41.7
International	169.8	101.8	68.0
Total notes receivable	$232.2	$122.5	$109.7

	As of December 31, 2014	Ending Balance Individually Evaluated for Impairment	Ending Balance Collectively Evaluated for Impairment
Notes receivable:
Domestic	$95.3	$36.1	$59.2
International	186.8	121.0	65.8
Total notes receivable	$282.1	$157.1	$125.0

Allowance for Credit Losses on Financing Receivables
The following table reconciles the allowance for doubtful notes receivable from December 31, 2014 to December 31, 2015:

	Total	Ending Balance Individually Evaluated for Impairment	Ending Balance Collectively Evaluated for Impairment
Beginning balance at December 31, 2014	$5.9	$5.9	$—
Charge-offs	(0.8)	(0.8)	—
Recoveries	(1.0)	(0.9)	(0.1)
Provision	9.1	8.7	0.4
Ending balance at December 31, 2015	$13.2	$12.9	$0.3

Troubled Debt Restructurings on Financing Receivables
The following summarizes the notes receivable financing terms that were modified during the year ended December 31, 2014:

		Twelve Months Ended December 31, 2014
	# of Customers	# of Notes	Pre-Modification Investment	Post-Modification Investment
Financing term modifications:
International (1)	11	34	$17.1	$17.1
Total financing term modifications	11	34	$17.1	$17.1
    (1) The modifications are detailed below:

•	One customer for which 12 notes were consolidated into one note aggregating $4.0 million, with an average 28-month payment extension;

•	One customer for which three notes were consolidated into one note aggregating $3.1 million, with an average four-month payment extension;

•	One customer for which five notes were consolidated into one note aggregating $2.5 million, with an average 24-month payment extension;

•	One customer with a note for $2.3 million for which original payment terms were extended by nine months;

•	One customer with a note for $1.8 million for which original payment terms were extended by 34 months;

•
One customer for which four notes were consolidated into one note aggregating $1.4 million, with an average five-month extension and another note for $0.2 million for which original payment terms were extended by seven months;

•	One customer for which two notes were consolidated into one note aggregating $0.7 million, with an average 15-month payment extension;

•	One customer with a note for $0.5 million for which original payment terms were extended by 21 months;

•	One customer with a note for $0.3 million for which original payment terms were extended by 27 months;

•	One customer for which two notes were consolidated into one note aggregating $0.2 million, with an average 14-month payment extension; and

•	One customer with a note for $0.1 million for which original payment terms were extended by 21 months.

Schedules of concentration risk, notes receivable
Our notes receivable were concentrated in the following international gaming jurisdictions at December 31, 2015:

Mexico	19%
Peru	16%
Australia	9%
Columbia	7%
Argentina	5%
Other (less than 5% individually)	18%
International	74%